Dear Shareholder:

We are pleased to present our first Semi-Annual Report since our inception as a mutual fund family on January 20, 1997.

The INTRUST Funds Trust was created to help investors meet their investment objectives by providing convenient, cost-effective access to premier investment managers. INTRUST, as Investment Adviser, closely monitors and supervises the activities and strategies of these sub-advisers to assure that each fund is being managed in accordance with stated investment objectives.

Five funds with three different sub-advisers comprised the opening day INTRUST Funds line-up.

The Money Market Fund, managed by INTRUST, as investment adviser and AMR Investment Services, Inc., as subadviser, seeks to provide investors with a competitive level of current income, liquidity and the maintenance of a stable net asset value of $1.00. An investment in the fund is neither insured or guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable NAV of $1.00 per share. AMR is located in Fort Worth, Texas.

The Short-Term Bond and Intermediate Bond Funds, both managed by INTRUST, as investment adviser, and Galliard Capital Management, Inc., as subadviser, were established for investors seeking current income by investing in high-quality fixed income securities. Galliard, a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. is located in Minneapolis, Minnesota.

The Stock Fund, managed by INTRUST, as investment adviser, and Ark Asset Management, Inc., as subadviser, is available for investors seeking long-term capital appreciation. Located in New York City, New York, ARK's predecessor was established in 1929 as the private money management division of Lehman Brothers.

The International Multi-Manager Stock Fund seeks to provide investors with long-term capital appreciation by investing in equities of issuers based outside the United States. The fund invests all of its investable assets in the International Equity Portfolio of the AMR Investment Services Trust. INTRUST is the investment adviser and AMR provides close oversight of the fund's three investment advisers: Hotchkis and Wiley, Morgan Stanley Asset Management, Inc., and Templeton Investment Counsel. International Investing involves increased risk and volatility.

Net assets in the five INTRUST funds had grown to $211.3 million as of April 30, 1997.

The semi-annual report includes a Schedule of Portfolio Investments for each fund.

If you have any questions about your investment in the INTRUST Funds, or would like a prospectus or other information about any of our funds, please contact the Fund at (888) 266-8787.

Sincerely,

                                                 /s/ John S. Maurer, Jr.

David Bunstine                                   John S. Maurer, Jr.
President                                        Senior Vice President &
INTRUST Funds Trust                              Chief Investment Officer
                                                 INTRUST Bank, N.A.

                          Independent Auditors' Report
                          ----------------------------


The Shareholders and Trustees
   of INTRUST FUNDS Trust Money Market Fund


We have audited the accompanying statement of assets and liabilities of the INTRUST FUNDS Trust Money Market Fund (the Fund) as of December 6, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of December 6, 1996 in conformity with generally accepted accounting principles.


                                        KPMG Peat Marwick LLP


Columbus, Ohio
December 6, 1996

THE INTRUST FUNDS
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997
(UNAUDITED)
================================================================================



      PRINCIPAL                  SECURITY                                    AMORTIZED
       AMOUNT                   DESCRIPTION                                   VALUE
   -------------- ---------------------------------------------            -----------
BANKERS ACCEPTANCES (16.8%):
       $3,000,000 Bank of Tokyo Mitsubishi, Ltd., New York,
                  5.44%, 5/27/97                                           $ 2,988,387
        1,000,000 Dai-Ichi Kangyo Bank, Ltd., Los Angeles,
                  5.43%, 5/15/97                                               997,916
        2,000,000 Dia-Ichi Kangyo Bank, Ltd., New York,
                  5.61%, 5/21/97                                             1,993,800
        3,000,000 Industrial Bank of Japan, Ltd., Los Angeles,
                  5.43%, 5/13/97                                             2,994,640
        3,000,000 Sanwa Bank, Ltd., New York,
                  5.43%, 5/20/97                                             2,991,513
                                                                           -----------
  Total Bankers Acceptances                                                 11,966,256
                                                                           -----------
CERTIFICATES OF DEPOSIT (16.8%):
Domestic (4.2%):
        3,000,000 Corestates Bank, N.A., 5.76%*, 4/9/98                      3,000,000
                                                                           -----------
Yankee Certificate of Deposit (12.6%):
        3,000,000 Norinchukin Bank,  5.78%, 5/20/97                          3,000,000
        3,000,000 Banca CRT, SpA, 5.48%*, 2/20/98                            3,000,000
        3,000,000 Instituto Bancario San Paolo, SpA, 5.62%*, 5/22/98         3,000,000
                                                                           -----------
                                                                             9,000,000
                                                                           -----------
  Total Certificates of Deposit                                             12,000,000
                                                                           -----------
COMMERCIAL PAPER (29.2%):
Brokerage Services (4.2%):
        3,000,000 Smith Barney, Inc., 5.61%, 5/21/97                         2,990,717
                                                                           -----------
Business Credit (4.2%):
        3,000,000 CIT Holdings, Inc., 5.59%, 5/22/97                         2,990,288
                                                                           -----------
Farm Machinery & Equipment (4.2%):
        3,000,000 John Deere Capital Corp., 5.59%, 5/20/97                   2,991,212
                                                                           -----------
Finance Lessors (4.2%):
        3,000,000 General Electric Capital Corp., 5.62%, 6/2/97              2,985,147
                                                                           -----------
Financial Services (8.3%):
        3,000,000 Ford Motor Credit Corp., 5.37%, 7/3/97                     2,972,385
        3,000,000 General Motors Acceptance Corp., 5.36%, 7/3/97             2,972,437
                                                                           -----------
                                                                             5,944,822
                                                                           -----------
Personal Credit Institutions (4.1%):
        3,000,000 American Express Credit Corp., 5.36%, 7/3/97               2,972,437
                                                                           -----------
  Total Commercial Paper                                                    20,874,623
                                                                           -----------
MEDIUM TERM NOTES (7.0%):
      Banking (4.2%):
        3,000,000 Fleet Financial Group, Inc., 5.60%*, 2/13/98               3,003,050
                                                                           -----------
Business Credit (2.8%):
        2,000,000 Sanwa Business Credit Corp., 5.46%*, 2/24/98               2,000,000
                                                                           -----------
  Total Medium Term Notes                                                    5,003,050
                                                                           -----------




                                    Continued

THE INTRUST FUNDS
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997
(UNAUDITED)
================================================================================



      PRINCIPAL                  SECURITY                                    AMORTIZED
       AMOUNT                   DESCRIPTION                                   VALUE
   -------------- ---------------------------------------------            -----------
TIME DEPOSITS (14.8%):
Banking (14.8%):
       $3,000,000 Bank Brussells Lambert, 5.65%, 5/21/97                   $ 3,000,000
        3,000,000 Banque Paribas, 5.75%, 5/1/97                              3,000,000
        2,000,000 Swedbank, 5.75%, 5/1/97                                    2,000,000
        2,549,911 Skandinaviska Enskilda Banken, 5.75%, 5/1/97               2,549,911
                                                                           -----------
  Total Time Deposits                                                       10,549,911
                                                                           -----------
VARIABLE RATE NOTES (15.4%):
Brokerage Services (7.0%):
        3,000,000 Goldman Sachs Group, LP, 5.82%*, 10/24/97                  3,000,000
        2,000,000 Merrill Lynch Co., Inc., 5.47%*, 3/3/98                    1,999,670
                                                                           -----------
                                                                             4,999,670
                                                                           -----------
Construction Machinery & Equipment (4.2%):
        3,000,000 Caterpillar Financial Service Corp., 5.76%*, 4/13/98       3,000,000
                                                                           -----------
Financial Services (4.2%):
        3,000,000 American Honda Finance Corp., 5.82%*, 4/9/98               2,998,898
                                                                           -----------
  Total Variable Rate Notes                                                 10,998,568
                                                                           -----------
  Total (Cost--$71,392,408)                                                $71,392,408
                                                                           ===========

Percentages indicated are based on net assets of $71,374,864.

* Variable rate securities. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1997.


                       See notes to financial statements.

THE INTRUST FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997
(UNAUDITED)
================================================================================

   SHARES
     OR
 PRINCIPAL                    SECURITY                                       AMORTIZED
   AMOUNT                    DESCRIPTION                                       VALUE
------------ ----------------------------------------------                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (33.0%):
    $500,000 Federal Home Loan Mortgage Corp.,
               6.00%, 4/15/06                                               $   491,710
   1,000,000 Federal Home Loan Mortgage Corp.,
               5.75%, 5/15/06                                                   982,890
     467,190 Federal National Mortgage Assoc.,
               6.80%*, 11/1/21, Pool #365421                                    478,140
     500,000 Green Tree Financial Corp.,
               6.30%, 2/15/27                                                   487,920
   1,000,000 Household Consumer Loan Trust,
               6.04%*, 3/15/07                                                  998,750
     607,877 Merrill Lynch Mortgage Investors, Inc.,
               7.89%*, 1/25/05                                                  619,493
     675,923 Merrill Lynch Mortgage Investors, Inc.,
               7.99%*, 2/25/23                                                  686,349
   1,000,000 Premier Auto Trust, 97-1-B,
               6.55%, 9/6/03                                                    991,590
   1,082,060 Residential Funding Mortgage Securities, Series 1989-51,
               7.52%*, 10/25/19                                               1,093,218
     816,939 Resolution Trust Corp., 6.60%*, 8/25/23                            818,216
     224,203 SBA, 8.88%, 1/25/10, Pool #503653                                  242,980
     249,380 SBA, 8.73%, 1/25/13, Pool #503664                                  271,513
     223,816 SBA, 9.48%, 5/25/15, Pool #502966                                  250,674
     250,000 SBA, 8.13%, 1/25/22, Pool #503694                                  275,313
     800,000 Team Fleet Financing Corp., Series 97-1 A,
               7.35%, 5/15/03                                                   804,000
   1,000,000 Vendee Mortgage Trust, 7.50%, 3/15/13                            1,015,410
   1,000,000 Vendee Mortgage Trust, 7.25%, 7/15/14                              999,660
   1,000,000 Vendee Mortgage Trust, Series 1992-1, 7.75%, 12/15/14            1,013,140
                                                                            -----------
  Total Collateralized Mortgage Obligations                                  12,520,966
                                                                            -----------
CORPORATE BONDS (18.2%):
Banking (2.2%):
     615,000 Chase Manhattan Corp., 10.13%, 11/1/00                             676,500
     160,000 Chemical Bank, 9.75%, 6/15/99                                      169,800
                                                                            -----------
                                                                                846,300
                                                                            -----------
Financial Services (5.7%):
   1,100,000 Ford Motor Credit Corp., 9.50%, 4/15/00                          1,181,125
   1,000,000 Transamerica Financial, Series E, 6.41%, 6/20/00                   986,250
                                                                            -----------
                                                                              2,167,375
                                                                            -----------
Industrial Goods & Services (5.2%):
   1,000,000 Newell Co., 6.18%, 7/11/00                                         980,000
   1,000,000 Tyco International, Ltd., 6.50%, 11/1/01                           981,250
                                                                            -----------
                                                                              1,961,250
                                                                            -----------
Oil Field Services (1.3%):
     500,000 Colonial Pipeline, 7.13%, 8/15/02                                  502,500
                                                                            -----------
Retail (3.8%):
     385,000 May Department Stores Co., 9.88%, 6/15/00                          418,206
   1,000,000 Penny (J.C.) & Co., 6.95%, 4/1/00                                1,006,250
                                                                            -----------
                                                                              1,424,456
                                                                            -----------
  Total Corporate Bonds                                                       6,901,881
                                                                            -----------


                                    Continued

THE INTRUST FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997
(UNAUDITED)
================================================================================

   SHARES
     OR
 PRINCIPAL                    SECURITY                                       AMORTIZED
   AMOUNT                    DESCRIPTION                                       VALUE
------------ ----------------------------------------------                 -----------
MEDIUM TERM NOTES (2.8%):
Banking (1.5%):
    $500,000 First Interstate, 9.38%, 1/23/02                               $   546,875
                                                                            -----------
Financial Services (1.3%):
     500,000 Charles Schwab, 7.19%, 5/31/01                                     503,125
                                                                            -----------
  Total Medium Term Notes                                                     1,050,000
                                                                            -----------
U.S. GOVERNMENT AGENCY (6.6%):
Federal Home Loan Bank:
   1,000,000 4.35%*, 3/26/98                                                    984,200
Federal Home Loan Mortgage Corp.,:
     500,000 5.01%*, 3/10/00                                                    478,750
   1,003,299 6.80%*, 4/1/29, Pool # 846367                                    1,029,003
                                                                            -----------
  Total U.S. Government Agency                                                2,491,953
                                                                            -----------
U.S. TREASURY NOTES (37.0%):
   1,000,000 5.13%, 3/31/98                                                     993,550
   3,400,000 6.25%, 6/30/98                                                   3,409,010
   3,000,000 6.13%, 8/31/98                                                   3,000,960
   5,100,000 5.75%, 12/31/98                                                  5,069,196
   1,500,000 8.00%, 8/15/99                                                   1,552,680
                                                                            -----------
  Total U.S. Treasury Notes                                                  14,025,396
                                                                            -----------
INVESTMENT COMPANIES (1.5%):
     577,880 Fedfund Money Market Fund                                          577,880
                                                                            -----------
  Total Investment Companies                                                    577,880
                                                                            -----------
  Total (Cost--$37,651,704)(a)                                              $37,568,076
                                                                            ===========

-------------
Percentages indicated are based on net assets of $37,886,841.

(a) Represents cost for federal tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                Unrealized appreciation                                     $     56,218
                Unrealized depreciation                                         (139,846)
                                                                            ------------
                Net unrealized appreciation                                 $   (83,628)
                                                                            -----------

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates on an index of market interest rates. The rate reflected on the Schedule of Portfolio Investment is the rate in effect at April 30, 1997.

ABBREVIATIONS

SBA             Small Business Association



                       See notes to financial statements.

THE INTRUST FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997
(UNAUDITED)
================================================================================

      SHARES
        OR
     PRINCIPAL                   SECURITY                                        AMORTIZED
      AMOUNT                    DESCRIPTION                                        VALUE
     --------- ----------------------------------------------------------       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (48.0%):
       $750,000 Asset Securitization Corp., Series 1997-D4, Class A1C,
                  7.42%, 4/14/27                                                $   762,296
        700,000 EQCC Home Equity Loan Trust, 7.50%, 6/15/21                         693,252
        966,807 Federal National Mortgage Assoc., 7.94%*, 11/1/21,
                  Pool #365421,                                                     989,466
        350,000 General Mortgage Acceptance Corp. Commercial Mortgage
                  Securities, Inc., 7.22%, 2/15/06                                  343,875
      1,000,000 Green Tree Financial Corp., Series 1993-2 Class A4,
                  6.90%, 7/15/18                                                    997,620
        500,000 Green Tree Financial Corp., 6.30%, 2/15/27                          487,920
        500,000 Household Consumer Loan Trust, 6.04%*, 3/15/07                      499,375
        607,877 Merrill Lynch Mortgage Investors, Inc., 7.89%*, 1/25/05             619,493
        675,923 Merrill Lynch Mortgage Investors, Inc., 7.99%*, 2/25/23             686,349
      1,000,000 Premier Auto Trust, 97-1-B, 6.55%, 9/6/03                           991,590
      1,082,060 Residential Funding Mortgage Securities, Series 1989-51,
                  7.52%*, 10/25/19                                                1,093,218
        750,000 Resolution Trust Corp., 7.50%, 10/25/28                             744,141
      1,000,000 Salomon, 97 HUD1-A-3, 7.51%, 2/25/24                              1,000,000
      1,000,000 Team Fleet Financing Corp., Series 97-1 A, 7.35%, 5/15/03         1,005,000
      1,000,000 Vendee Mortgage Trust, 7.50%, 3/15/13                             1,015,410
      1,000,000 Vendee Mortgage Trust, 7.25%, 7/15/14                               999,660
      1,000,000 Vendee Mortgage Trust, Series 1992-1, 7.75%, 12/15/14             1,013,140
      1,000,000 Vendee Mortgage Trust, 7.50%, 9/15/17                             1,012,350
        750,000 Vendee Mortgage Trust, 8.00%, 7/15/18                               759,015
                                                                                -----------
  Total Collateralized Mortgage Obligations                                      15,713,170
                                                                                -----------
CORPORATE BONDS (33.5%):
Aerospace/Defense (2.5%):
        750,000 AlliedSignal Inc., 9.20%, 2/15/03                                   827,813
                                                                                -----------
Airlines (3.0%):
      1,000,000 Continental Airlines Inc., 7.46%, 4/1/15                            994,500
                                                                                -----------
Apparel Manufacturers (2.2%):
        750,000 Levi Strauss & Co., 6.80%, 11/1/03                                  731,250
                                                                                -----------
Banking (5.5%):
      1,000,000 Chase Manhattan Corp., 10.13%, 11/1/00                            1,100,000
        700,000 First Bank System, Inc., 7.63%, 5/1/05                              714,000
                                                                                -----------
                                                                                  1,814,000
                                                                                -----------
Electronic & Electrical (3.3%):
        500,000 Philips Electronics N.V., 7.75%, 4/15/04                            511,250
        500,000 Texas Instrument, Inc., 9.25%, 6/15/03                              551,875
                                                                                -----------
                                                                                  1,063,125
                                                                                -----------
Financial Services (6.3%):
      1,000,000 Ford Motor Credit Corp., 9.50%, 4/15/00                           1,073,750
      1,000,000 Transamerica Financial, Series E, 6.41%, 6/20/00                    986,250
                                                                                -----------
                                                                                  2,060,000
                                                                                -----------
Industrial Goods & Services (3.0%):
      1,000,000 Tyco International Ltd., 6.50%, 11/1/01                             981,250
                                                                                -----------
Oil Field Services (3.0%):
      1,000,000 Petroleum Geo-Services, 7.50%, 3/7/07                               995,000
                                                                                -----------



                                    Continued

THE INTRUST FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997
(UNAUDITED)
================================================================================

      SHARES
        OR
     PRINCIPAL                   SECURITY                                        AMORTIZED
      AMOUNT                    DESCRIPTION                                        VALUE
     --------- ----------------------------------------------------------       -----------
CORPORATE BONDS, CONTINUED:
Retail (3.1%):
     $1,000,000 May Department Stores Co., 7.15%, 8/15/04                       $   998,750
                                                                                -----------
Tobacco & Tobacco Products (1.6%):
        500,000 Philip Morris Cos., Inc., 7.63%, 5/15/02                            508,125
                                                                                -----------
  Total Corporate Bonds                                                          10,973,813
                                                                                -----------
MEDIUM TERM NOTES (10.8%):
Banking (3.4%):
        547,000 First Interstate Bancorp, 9.38%, 1/23/02                            598,281
        500,000 United Missouri Bancshares, Inc., 7.30%, 2/24/03                    505,625
                                                                                -----------
                                                                                  1,103,906
                                                                                -----------
Financial Services (3.8%):
        500,000 Charles Schwab, 7.19%, 5/31/01                                      503,125
        750,000 Paine Webber Group, 6.90%, 8/15/03                                  733,125
                                                                                -----------
                                                                                  1,236,250
                                                                                -----------
Oil & Gas Production (2.2%):
        750,000 Vastar Resources, Inc., 6.95%, 11/8/06                              717,188
                                                                                -----------
Semiconductors (1.4%):
        500,000 Applied Materials, Inc., 6.70%, 9/6/05                              476,250
                                                                                -----------
  Total Medium Term Notes                                                         3,533,594
                                                                                -----------
U.S. GOVERNMENT AGENCIES (3.1%):
Federal Home Loan Mortgage Corp.:
      1,003,299 6.80%*, 4/1/29, Pool #846367                                      1,029,003
                                                                                -----------
  Total U.S. Government Agencies                                                  1,029,003
                                                                                -----------
U.S. TREASURY NOTES (3.2%):
      1,000,000 8.00%, 8/15/99                                                    1,035,120
                                                                                -----------
  Total U.S. Treasury Notes                                                       1,035,120
                                                                                -----------
INVESTMENT COMPANIES (0.6%):
        189,593 Fedfund Money Market Fund                                           189,593
                                                                                -----------
  Total Investment Companies                                                        189,593
                                                                                -----------
Total (Cost--$32,634,106)                                                       $32,474,293
                                                                                ===========

-----------------
Percentages indicated are based on net assets of $32,725,883.

(a) Represents cost for federal tax purposes and differs from market value by net unrealized depreciation of securities as follows:

        Unrealized appreciation                                          $  76,059
        Unrealized depreciation                                           (235,872)
                                                                         ---------
        Net unrealized appreciation                                      $(159,813)
                                                                         =========

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates on an index of market interest rates. The rate reflected on the Schedule of Portfolio Investment is the rate in effect at April 30, 1997.


                       See notes to financial statements.

THE INTRUST FUNDS
STOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997
(UNAUDITED)
================================================================================

                       SECURITY                              MARKET
      SHARES          DESCRIPTION                             VALUE
    ----------- ---------------------------                 ----------
COMMON STOCKS (94.5%):
Aerospace/Defense (2.7%):
          7,000 AlliedSignal, Inc.                          $  505,750
          7,800 Lockheed Martin Corp.                          698,100
                                                            ----------
                                                             1,203,850
                                                            ----------
Automobiles (3.0%):
         31,700 Ford Motor Co.                               1,101,575
          4,500 General Motors Corp.                           260,437
                                                            ----------
                                                             1,362,012
                                                            ----------
Banking (2.0%):
          1,000 Bankers Trust New York Corp.                    81,375
          3,400 Chase Manhattan Corp.                          314,925
          8,900 First Chicago NBD Corp.                        500,625
                                                            ----------
                                                               896,925
                                                            ----------
Brewery (1.0%):
         10,800 Anheuser-Busch Cos., Inc.                      463,050
                                                            ----------
Broadcasting/Cable (3.7%):
         64,400 Tele-Communications, Inc., Class A(b)          889,525
         17,700 US West Media Group(b)                         305,325
         17,300 Viacom, Inc.-Class B(b)                        462,775
                                                            ----------
                                                             1,657,625
                                                            ----------
Building Products (1.2%):
         14,700 Masco Corp.                                    554,925
                                                            ----------
Chemicals (4.2%):
          6,900 Du Pont (Ei) De Nemours & Co.                  732,262
          3,600 Eastman Chemical Co.                           183,600
          6,500 Hercules, Inc.                                 255,937
         12,900 PPG Industries, Inc.                           701,437
                                                            ----------
                                                             1,873,236
                                                            ----------
Computers & Peripherals (4.8%):
         18,800 Digital Equipment Corp.(b)                     561,650
          9,800 International Business Machines Corp.        1,575,350
                                                            ----------
                                                             2,137,000
                                                            ----------
Diversified Operations (2.6%):
         10,100 Cognizant Corp.                                329,512
         10,900 Fluor Corp.                                    599,500
          6,000 Tenneco, Inc.                                  239,250
                                                            ----------
                                                             1,168,262
                                                            ----------
Electrical & Electronic (1.5%):
         18,600 AMP, Inc.                                      667,275
                                                            ----------
Electronic Components/Instruments (0.9%):
          8,800 Raytheon Co.                                   383,900
                                                            ----------
Environmental Services (1.0%):
         14,600 WMX Technologies, Inc.                         428,875
                                                            ----------

                                    Continued

THE INTRUST FUNDS
STOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997
(UNAUDITED)
================================================================================

                       SECURITY                              MARKET
      SHARES          DESCRIPTION                            VALUE
    ----------- ---------------------------                ----------
COMMON STOCKS, CONTINUED:
Financial Services (1.1%):
         13,200 Dean Witter Discover & Co.                 $  504,900
                                                           ----------

Food Products & Services (2.4%):
         50,600 Archer-Daniels-Midland Co.                    929,775
          2,000 CPC International, Inc.                       165,250
                                                           ----------
                                                            1,095,025
                                                           ----------
Health Care (4.2%):
         32,800 Columbia/HCA Healthcare Corp.               1,148,000
         17,900 Humana, Inc.(b)                               389,325
          7,500 United Healthcare Corp.                       364,687
                                                           ----------
                                                            1,902,012
                                                           ----------
Insurance (11.9%):
         11,000 Aetna, Inc.                                 1,002,375
         15,600 Allstate Corp.                              1,021,800
         11,000 American General Corp.                        479,875
         14,000 Chubb Corp.                                   808,500
          6,700 General Re Corp.                            1,120,575
          7,700 Loews Corp.                                   707,438
          2,600 UNUM Corp.                                    200,200
                                                           ----------
                                                            5,340,763
                                                           ----------
Machinery & Equipment (0.8%):
          8,200 Deere & Co.                                   377,200
                                                           ----------
Metals--Aluminum (0.9%):
          6,100 Aluminum Co. of America                       426,238
                                                           ----------
Metals & Mining (1.6%):
         20,200 Newmont Mining Corp.                          699,425
                                                           ----------
Office Equipment & Services (1.8%):
         13,300 Xerox Corp.                                   817,950
                                                           ----------
Oil--Integrated Companies (6.7%):
         10,600 Amerada Hess Corp.                            515,425
          3,700 Atlantic Richfield Co.                        503,662
          2,300 Mobil Corp.                                   299,000
         35,600 Occidental Petroleums Corp.                   787,650
          2,400 Texaco, Inc.                                  253,200
         17,400 Unocal                                        663,375
                                                           ----------
                                                            3,022,312
                                                           ----------
Oil & Gas Exploration, Production & Services (4.7%):
          5,300 Burlington Resources, Inc.                    224,588
         19,700 Dresser Industries, Inc.                      588,538
         17,500 Enron Corp.                                   658,438
         23,800 Union Pacific Resources Group, Inc.           645,575
                                                           ----------
                                                            2,117,139
                                                           ----------





                                    Continued

THE INTRUST FUNDS
Stock Fund
Schedule of Portfolio Investments
April 30, 1997
(Unaudited)



                                  Security                          Market
   Shares                        Description                         Value
------------   ------------------------------------------------  -------------

Common Stocks, continued:
Paper & Related Products (2.6%):
     14,200    Champion International Co.                            $660,300
      4,000    Georgia-Pacific Corp.                                  312,000
      5,000    International Paper Co.                                211,250
                                                                 -------------
                                                                    1,183,550
                                                                 -------------
Pharmaceuticals (2.7%):
      7,500    American Home Products Corp.                           496,875
      7,600    Bristol-Myers Squibb Co.                               497,800
      7,400    Pharmacia & Upjohn, Inc.                               219,225
                                                                 -------------
                                                                    1,213,900
                                                                 -------------
Photography (1.6%):
      8,500    Eastman Kodak Co.                                      709,750
                                                                 -------------
Printing & Publishing (0.6%):
      2,900    Gannett Co., Inc.                                      253,025
                                                                 -------------
Railroads (3.2%):
      8,700    Burlington Northern Santa Fe                           685,125
     16,600    CSX Corp.                                              773,975
                                                                 -------------
                                                                    1,459,100
                                                                 -------------
Retail (8.2%):
     17,200    Albertson's, Inc.                                      567,600
     23,900    Dillard Department Stores, Inc., Class A               737,913
     19,800    Federated Department Stores, Inc.(b)                   673,200
      6,200    Gap, Inc.                                              197,625
     13,600    May Department Stores Co.                              629,000
     13,100    Sears, Roebuck & Co.                                   628,800
      8,900    Toys "R" Us, Inc.                                      253,650
                                                                 -------------
                                                                    3,687,788
                                                                 -------------
Utilities--Electric (1.4%):
     18,800    Texas Utilities Co.                                    634,500
                                                                 -------------
Utilities--Telecommunications (9.5%):
     45,500    AT&T Corp.                                           1,524,250
      5,000    Frontier Corp.                                          79,375
     19,900    GTE Corp.                                              912,913
     20,300    NYNEX Corp.                                          1,050,525
     12,900    SBC Communications, Inc.                               715,950
                                                                 -------------
                                                                    4,283,013
                                                                 -------------
  Total Common Stocks                                              42,524,525
                                                                 -------------
Investment Companies (4.5%):
  2,019,618    Fedfund Money Market Fund                            2,019,618
                                                                 -------------
  Total Investment Companies                                        2,019,618
                                                                 -------------
Total (Cost--$45,045,009)(a)                                      $44,544,143
                                                                 =============





                                    Continued

THE INTRUST FUNDS
Stock Fund
Schedule of Portfolio Investments
April 30, 1997
(Unaudited)



Percentages indicated are based on net assets of $44,979,962.

(a) Represents cost for federal tax purposes and differs from market value by depreciation of securities as follows:

            Unrealized appreciation                              $  1,253,096
            Unrealized depreciation                                (1,753,962)
                                                                 -------------
            Net unrealized appreciation                          $   (500,866)
                                                                 -------------

(b) Represents non-income producing security.



                      See notes to financial statements.

 THE INTRUST FUNDS
 Statements of Assets and Liabilities
 April 30, 1997
 (Unaudited)



                                                                                   Money             Short-Term         Intermediate
                                                                                   Market               Bond                Bond
                                                                                  Fund (a)            Fund (b)            Fund (b)
                                                                               ---------------     ---------------     -------------
 ASSETS:
 Investments, at value (cost $71,392,408; $37,651,704; $32,634,106;
     $45,045,009, respectively)                                                  $71,392,408       $ 37,568,076        $ 32,474,293
 Investment in International Equity Portfolio, at value (cost $24,211,150)              --                 --                  --
 Interest receivable                                                                 170,781            476,962             409,323
 Receivable from brokers for investments sold                                           --                7,851                --
 Deferred organization costs                                                          91,198             20,246              18,943
 Prepaid expenses and other assets                                                    35,911              5,104               4,661
                                                                                 -----------       ------------        ------------
 Total Assets                                                                     71,690,298         38,078,239          32,907,220
                                                                                 -----------       ------------        ------------
 LIABILITIES:
 Dividends payable                                                                   282,833            165,227             154,579
 Payable to brokers for investments purchased                                           --                 --                  --
 Accrued expenses and other payables:
   Investment advisory fees                                                            5,761              5,733               7,528
   Administration fees                                                                 1,944              1,033                 890
   Custodian                                                                           3,796              2,104               1,993
   Other                                                                              21,100             17,301              16,347
                                                                                 -----------       ------------        ------------
 Total Liabilities                                                                   315,434            191,398             181,337
                                                                                 -----------       ------------        ------------
 NET ASSETS:
 Capital                                                                          71,374,767         38,027,263          33,012,997
 Undistributed net investment income                                                    --                 --                  --
 Accumulated undistributed net realized gains
   (losses) from investment transactions                                                  97            (56,794)           (127,301)
 Net unrealized appreciation (depreciation)
   from investments                                                                     --              (83,628)           (159,813)
                                                                                 -----------       ------------        ------------
 Net Assets                                                                      $71,374,864       $ 37,886,841        $ 32,725,883
                                                                                 ===========       ============        ============
Outstanding Units of Beneficial Interest (Shares):                                71,374,767          3,803,436           3,303,721
                                                                                 ===========       ============        ============
Net Asset Value :
  Service
    Offering and redemption price per share                                      $      1.00       $       9.96        $       9.91
                                                                                 ===========       ============        ============


                                                                                                    International
                                                                                     Stock          Multi-Manager
                                                                                    Fund (b)        Stock Fund (c)
                                                                                 --------------     --------------
 ASSETS:
 Investments, at value (cost $71,392,408; $37,651,704; $32,634,106;
     $45,045,009, respectively)                                                  $ 44,544,143        $      --
 Investment in International Equity Portfolio, at value (cost $24,211,150)               --           24,317,211
 Interest receivable                                                                   82,053               --
 Receivable from brokers for investments sold                                         545,382               --
 Deferred organization costs                                                           20,873             11,118
 Prepaid expenses and other assets                                                      4,758              2,291
                                                                                 ------------        -----------
 Total Assets                                                                      45,197,209         24,330,620
                                                                                 ------------        -----------
 LIABILITIES:
 Dividends payable                                                                       --                 --
 Payable to brokers for investments purchased                                         163,964               --
 Accrued expenses and other payables:
   Investment advisory fees                                                            29,115              6,587
   Administration fees                                                                  1,185               --
   Custodian                                                                            2,530               --
   Other                                                                               20,453             16,336
                                                                                 ------------        -----------
 Total Liabilities                                                                    217,247             22,923
                                                                                 ------------        -----------
 NET ASSETS:
 Capital                                                                           45,245,582         24,018,291
 Undistributed net investment income                                                   66,576            104,538
 Accumulated undistributed net realized gains
   (losses) from investment transactions                                              168,670             78,807
 Net unrealized appreciation (depreciation)
   from investments                                                                  (500,866)           106,061
                                                                                 ------------        -----------
 Net Assets                                                                      $ 44,979,962        $24,307,697
                                                                                 ============        ===========
Outstanding Units of Beneficial Interest (Shares):                                  4,522,143          2,401,965
                                                                                 ============        ===========
Net Asset Value :
  Service
    Offering and redemption price per share                                      $       9.95        $     10.12
                                                                                 ============        ===========




(a)The Fund commenced operations on January 23, 1997.
(b)The Fund commenced operations on January 21, 1997.
(c)The Fund commenced operations on January 20, 1997.

See notes to financial statements.

 THE INTRUST FUNDS
 STATEMENTS OF OPERATIONS
 For the period ended April 30, 1997
 (Unaudited)



                                                       Money          Short-Term      Intermediate                     International
                                                       Market            Bond             Bond             Stock       Multi-Manager
                                                       Fund (a)         Fund (b)         Fund (b)         Fund (b)    Stock Fund (c)
                                                      ---------        ---------        ---------        ---------        ---------
INVESTMENT INCOME:
Interest income                                       $ 980,143        $ 480,512        $ 461,876        $  11,956        $    --
Dividend income                                            --             13,363           10,745          190,495             --

INVESTMENT INCOME ALLOCATED FROM
INTERNATIONAL EQUITY PORTFOLIO:
Interest income                                            --               --               --              --              31,416
Dividend income (net of foreign taxes of $27,451)          --               --               --              --             150,420
Expenses                                                   --               --               --              --             (28,102)
                                                      ---------        ---------        ---------        ---------        ---------
  Total Income                                          980,143          493,875          472,621          202,451          153,734
                                                      ---------        ---------        ---------        ---------        ---------
EXPENSES:
Investment advisory fees                                 44,802           31,914           28,264           85,955           19,034
Administration fees                                      35,842           15,957           14,132           17,192            7,138
12b-1 fees                                               44,802           19,946           17,665           21,489           11,897
Shareholder Servicing Fees                               11,255            5,827            5,116            6,334            3,507
Custodian and accounting fees                            12,135           11,570           11,553           12,746            8,208
Legal and audit fees                                      9,480            6,334            6,139            7,245            3,907
Organization costs                                        2,152            1,288            1,232            1,288            1,008
Trustees' fees and expenses                               2,442            1,693            1,586            1,744            1,372
Transfer agent fees                                         905              918              918              918              901
Registration and filing fees                             13,480            7,727            7,245            8,888            5,226
Printing costs                                            7,840            4,959            4,650            5,518            7,277
Other                                                     3,566            1,877            1,799            2,163            1,135
                                                      ---------        ---------        ---------        ---------        ---------
Total expenses before waivers                           188,701          110,010          100,299          171,480           70,610
Less waivers                                            (71,683)         (39,541)         (28,383)         (35,605)         (21,414)
                                                      ---------        ---------        ---------        ---------        ---------
  Net Expenses                                          117,018           70,469           71,916          135,875           49,196
                                                      ---------        ---------        ---------        ---------        ---------
Net Investment Income                                   863,125          423,406          400,705           66,576          104,538
                                                      ---------        ---------        ---------        ---------        ---------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions                                               97          (56,794)        (127,301)         168,670           78,807
Net change in unrealized appreciation (depreciation)
  from investments                                         --            (83,628)        (159,813)        (500,866)         106,061
                                                      ---------        ---------        ---------        ---------        ---------
Net realized/unrealized gains (losses)
  from investments                                           97         (140,422)        (287,114)        (332,196)         184,868
                                                      ---------        ---------        ---------        ---------        ---------
Change in net assets
  resulting from operations                           $ 863,222        $ 282,984        $ 113,591        $(265,620)       $ 289,406
                                                      =========        =========        =========        =========        =========




 (a) The Fund commenced operations on January 23, 1997.
 (b) The Fund commenced operations on January 21, 1997.
 (c) The Fund commenced operations on January 20, 1997.

 THE INTRUST FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS




                                                            Money Market         Short-Term        Intermediate         Stock
                                                                Fund              Bond Fund         Bond Fund          Fund (a)
                                                          ----------------     ---------------    --------------     --------------
                                                          January 23, 1997    January 21, 1997   January 21, 1997   January 21, 1997
                                                                to                   to                 to                 to
                                                             April 30,           April 30,          April 30,          April 30,
                                                              1997 (a)            1997 (a)           1997 (a)           1997 (a)
                                                          ----------------     ---------------    --------------     --------------
                                                            (Unaudited)          (Unaudited)       (Unaudited)       (Unaudited)

 From Investment Activities:
 Operations:
  Net investment income                                     $     863,125       $    423,406       $    400,705       $     66,576
  Net realized gains (losses)
    from investment transactions                                       97            (56,794)          (127,301)           168,670
  Net change in unrealized appreciation (depreciation)
    from investments                                                 --              (83,628)          (159,813)          (500,866)
                                                            -------------       ------------       ------------       ------------
Change in net assets resulting from operations                    863,222            282,984            113,591           (265,620)
                                                            -------------       ------------       ------------       ------------
Distributions to shareholders:
  From net investment income                                     (863,125)          (423,406)          (400,705)              --
                                                            -------------       ------------       ------------       ------------
Change in net assets from shareholder distributions              (863,125)          (423,406)          (400,705)                 0
                                                            -------------       ------------       ------------       ------------
Capital Transactions:
  Proceeds from shares issued                                 191,460,011         39,011,082         33,885,133         46,095,283
  Dividends reinvested                                                885             24,879             20,102               --
  Cost of shares redeemed                                    (120,086,129)        (1,008,698)          (892,238)          (849,701)
                                                            -------------       ------------       ------------       ------------
Change in net assets from share transactions                   71,374,767         38,027,263         33,012,997         45,245,582
                                                            -------------       ------------       ------------       ------------
Change in net assets                                           71,374,864         37,886,841         32,725,883         44,979,962

Net Assets:
  Beginning of period                                                   0                  0                  0                  0
                                                            -------------       ------------       ------------       ------------
  End of period                                             $  71,374,864       $ 37,886,841       $ 32,725,883       $ 44,979,962
                                                            =============       ============       ============       ============


Share Transactions:
  Issued                                                      191,460,011          3,902,379          3,392,126          4,609,681
  Reinvested                                                          885              2,499              2,031               --
  Redeemed                                                   (120,086,129)          (101,442)           (90,436)           (87,538)
                                                            =============       ============       ============       ============
Change in shares                                               71,374,767          3,803,436          3,303,721          4,522,143
                                                            =============       ============       ============       ============



                                                             International
                                                              Multi-Manager
                                                              Stock Fund (a)
                                                             ---------------
                                                            January 20, 1997
                                                                   to
                                                               April 30,
                                                                1997 (a)
                                                             ---------------
                                                             (Unaudited)

  Net investment income                                     $    104,538
  Net realized gains (losses)
    from investment transactions                                  78,807
  Net change in unrealized appreciation (depreciation)
    from investments                                             106,061
                                                            ------------
Change in net assets resulting from operations                   289,406
                                                            ------------
Distributions to shareholders:
  From net investment income                                        --
                                                            ------------
Change in net assets from shareholder distributions                    0
                                                            ------------
Capital Transactions:
  Proceeds from shares issued                                 24,579,395
  Dividends reinvested                                              --
  Cost of shares redeemed                                       (561,104)
                                                            ------------
Change in net assets from share transactions                  24,018,291
                                                            ------------
Change in net assets                                          24,307,697

Net Assets:
  Beginning of period                                                  0
                                                            ------------
  End of period                                             $ 24,307,697
                                                            ============


Share Transactions:
  Issued                                                       2,458,061
  Reinvested                                                        --
  Redeemed                                                       (56,096)
                                                            ============
Change in shares                                               2,401,965
                                                            ============


 (a)  Period from commencement of operations

THE INTRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------


1. ORGANIZATION:

    The INTRUST Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company established as a Delaware business trust. The Trust is authorized to offer two classes of shares: Institutional Service and Institutional Premium. The Institutional Premium shares may be subject to additional Shareholder Servicing fees. The Trust currently consists of five active funds. The accompanying financial statements and financial highlights are those of the Money Market Fund, Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund and the International Multi-Manager Stock Fund (individually a "Fund", collectively the "Funds"). Each Fund is currently offered in the Institutional Service Class only.

    The Money Market Fund seeks to provide current income, liquidity and the maintenance of a stable net asset value of $1.00 per share by investing in high quality, short-term obligations. The Short-Term Bond Fund seeks current income consistent with liquidity and safety of principal by investing primarily in investment grade short-term obligations. The Intermediate Bond Fund seeks current income consistent with managing for total return by investing in fixed income securities. The Stock Fund seeks long-term capital appreciation. The International Multi-Manager Stock Fund seeks long-term capital appreciation by investing in equity securities of issuers based outside the United States. This Fund seeks to achieve its objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio) of the AMR Investment Services Trust. The percentage of the AMR Investment Services Trust International Equity Fund owned by the Fund as of April 30, 1997 was 4.1%. The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere in this report and should be read in conjunction with the International Multi-Manager Stock Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Security Valuation

    Securities of the Money Market Fund are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

    Investment in common stocks, corporate bonds, municipal bonds, asset backed securities and U.S. Government securities of the variable net asset funds are valued at their market values determined on the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which securities are normally traded.

    Repurchase Agreements

    The Funds may invest in repurchase agreements with any bank and broker-dealer which in the opinion of the


                                   -continued-

THE INTRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------


    Trustees, presents a minimal risk of bankruptcy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be fully collateralized and the value of the collateral, including accrued interest, be marked to market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

    Reverse Repurchase Agreements
    The Funds may also enter into reverse repurchase agreements to avoid selling securities in unfavorable market conditions to meet redemptions. When a Fund enters into a reverse repurchase agreement a segregated account will be used to maintain liquid assets in an amount at least equal to the repurchase price marked to market daily, including accrued interest, and will subsequently monitor the account to ensure that such equivalent amount is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

    Written Options
    The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

    Futures Contracts
    The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

    Indexed Securities
    The Stock Fund may invest in indexed securities whose value is linked either directly or inversely to changes in stock indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

    Mortgage Rolls
    The Funds may enter into dollar roll transactions in which the Fund sells fixed income securities, typically mortgage-backed securities, for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

    Securities Lending
    To generate additional income, the Funds may lend their portfolio securities in an amount up to 33% of each such Fund's total assets pursuant to agreements requiring that the loan be continuously secured by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. As of April 30, 1997 the Funds had no securities on loan.


                                   -continued-

THE INTRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------


    Security Transactions and Related Income
    Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

    Expenses
    Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

    Dividends and Distributions to Shareholders
    Dividends from net investment income for the Money Market Fund, Short-Term Bond Fund and the Intermediate Bond Fund are declared daily and paid monthly. Dividends from net investment income for the Stock Fund and the International Multi-Manager Stock Fund are declared and paid at least once annually. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

    Federal Income Taxes
    The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

    Organization Costs
    Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one Fund of the Trust, have been allocated among the respective Funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. SHARES OF BENEFICIAL INTEREST:


                                   -continued-

THE INTRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------


    The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are authorized to be offered through five series and two classes: Institutional Service and Institutional Premium. As of April 30, 1997, no shareholders were in the Institutional Premium Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and INTRUST Bank, N.A. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.25% of the Money Market Fund, 0.40% of the Short-Term Bond Fund and the Intermediate Bond Fund, 1.00% of the Stock Fund and 0.40% of the International Multi-Manager Stock Fund. The investment advisory agreement for the International Multi-Manager Stock Fund also provides for an investment advisory fee of 1.25% of the average daily net assets of the Fund, if the Fund does not invest all of its assets in the Portfolio or another investment company.

    The Trust and BISYS Fund Services (the "Administrator) are parties to an administrative services contract under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% of the Funds' average daily net assets except the International Multi-Manager Stock fund which pays at an annual rate of 0.15%.

    The Trust and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the funds are sold on a continuous bases. Each class is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan the Trust will pay the Distributor 0.25% per annum of the average daily net assets of the Funds.

    Other financial organizations also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.08% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations has a servicing relationship. The Institutional Premium Class may pay additional fees up to 0.50% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship.

    The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended April 30, 1997, fees in the following amounts were waived:




                                   -continued-

THE INTRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                               Investment                      Fund
                                            Advisory Fees   Administration   Accounting    Custodian     12b-1 Fees
                                                Waived       Fees Waived    Fees Waived    Fees Waived     Waived
                                                ------       -----------    -----------    -----------     ------
Money Market Fund                              $26,881         $ --           $ --           $--           $44,802
Short-Term Bond Fund                            16,755          2,840           --            --            19,946
Intermediate Bond Fund                           7,773          2,945           --            --            17,665
Stock Fund                                      11,174          2,942           --            --            21,489
International Multi-Manager Stock Fund           2,379          7,138           --            --            11,897

5. SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended April 30, 1997 were as follows:

                                Purchases             Sales
                                ---------             -----
Short-Term Bond Fund           $40,371,778         $11,481,797
Intermediate Bond Fund          52,655,449          24,974,187
Stock Fund                      48,184,956           5,328,581


6. FINANCIAL INSTRUMENTS:

    Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.



                                   -continued-

 THE INTRUST FUNDS
 FINANCIAL HIGHLIGHTS


                                              Money Market
                                                  Fund
                                              -------------
                                              January 23, 1997
                                                   to
                                                April 30,
                                                1997 (a)
                                              -------------
                                               (Unaudited)

 Net Asset Value,
   Beginning of Period                        $      1.000
                                              ------------
 Investment Activities:
    Net investment income                            0.013
                                              ------------
       Total from Investment Activities              0.013
                                              ------------
 Distributions:
    Net investment income                           (0.013)
                                              ------------
       Total Distributions                          (0.013)
                                              ------------
 Net Asset Value,
   End of Period                              $      1.000
                                              ============

 Total Return                                         1.29%(b)

 Ratios/Supplementary Data:
    Net Assets at end of period               $ 71,374,864
    Ratio of expenses to
       average net assets                             0.65%(c)
    Ratio of net investment income
       to average net assets                          4.82%(c)
    Ratio of expenses to
       average net assets *                           1.05%(c)
    Ratio of net investment income
       to average net assets *                        4.42%(c)

 -----------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.




See notes to financial statements.

 THE INTRUST FUNDS
 FINANCIAL HIGHLIGHTS


                                                        Short-Term
                                                         Bond Fund
                                                      ----------------
                                                      January 21, 1997
                                                            to
                                                         April 30,
                                                         1997 (a)
                                                      ----------------
                                                        (Unaudited)

Net Asset Value,
  Beginning of Period                                 $        10.00
                                                      --------------
Investment Activities:
   Net investment income                                        0.14
   Net realized and unrealized gains (losses)
      from investments                                         (0.04)
                                                      --------------
      Total from Investment Activities                          0.10
                                                      --------------
Distributions:
   Net investment income                                       (0.14)
                                                      --------------
      Total Distributions                                      (0.14)
                                                      --------------
Net Asset Value,
  End of Period                                       $         9.96
                                                      ==============

Total Return                                                    1.02%(b)

Ratios/Supplementary Data:
   Net Assets at end of period                        $   37,886,841
   Ratio of expenses to
      average net assets                                        0.88%(c)
   Ratio of net investment income
      to average net assets                                     5.31%(c)
   Ratio of expenses to
      average net assets *                                      1.38%(c)
   Ratio of net investment income
      to average net assets *                                   4.81%(c)

   Portfolio turnover                                          48.57%

 ------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (a)Period from commencement of operations.
 (b)Not annualized.
 (c)Annualized.


See notes to financial statements.

THE INTRUST FUNDS
FINANCIAL HIGHLIGHTS


                                                           Intermediate
                                                             Bond Fund
                                                           --------------
                                                           January 21, 1997
                                                                to
                                                              April 30,
                                                              1997 (a)
                                                           --------------
                                                            (Unaudited)

Net Asset Value,
  Beginning of Period                                      $        10.00
                                                           --------------
Investment Activities:
   Net investment income                                             0.15
   Net realized and unrealized gains (losses)
      from investments                                              (0.09)
                                                           --------------
      Total from Investment Activities                               0.06
                                                           --------------
Distributions:
   Net investment income                                            (0.15)
                                                           --------------
      Total Distributions                                           (0.15)
                                                           --------------
Net Asset Value,
  End of Period                                            $         9.91
                                                           ==============

Total Return                                                         0.61%(b)

Ratios/Supplementary Data:
   Net Assets at end of period                             $   32,725,883
   Ratio of expenses to
      average net assets                                             1.02%(c)
   Ratio of net investment income
      to average net assets                                          5.67%(c)
   Ratio of expenses to
      average net assets *                                          1.42%(c)
   Ratio of net investment income
      to average net assets *                                       5.27%(c)

   Portfolio turnover                                             103.26%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


See notes to financial statements.

 THE INTRUST FUNDS
 Financial Highlights


                                                                        Stock
                                                                         Fund
                                                                  ----------------
                                                                  January 21, 1997
                                                                          to
                                                                       April 30,
                                                                        1997 (a)
                                                                  ----------------
                                                                     (Unaudited)

 Net Asset Value,
   Beginning of Period                                            $         10.00
                                                                  ---------------
 Investment Activities:
    Net investment income                                                    0.01
    Net realized and unrealized gains (losses)
       from investments                                                     (0.06)
                                                                  ---------------
       Total from Investment Activities                                     (0.05)
                                                                  ---------------
 Net Asset Value,
   End of Period                                                  $          9.95
                                                                  ===============

 Total Return                                                               -0.50%(b)

 Ratios/Supplementary Data:
    Net Assets at end of period                                   $    44,979,962
    Ratio of expenses to
       average net assets                                                    1.58%(c)
    Ratio of net investment income
       to average net assets                                                 0.77%(c)
    Ratio of expenses to
       average net assets *                                                  1.99%(c)
    Ratio of net investment income
       to average net assets *                                               0.36%(c)

    Portfolio turnover                                                      17.05%
    Average commision rate paid                                            0.0012
 ------------


 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (a) Period from commencement of operations.

 (b) Not annualized.

 (c) Annualized.



See notes to financial statements.

 THE INTRUST FUNDS
 Financial Highlights

                                                              International
                                                              Multi-Manager
                                                               Stock Fund
                                                           -------------------
                                                           January 20, 1997
                                                                  to
                                                               April 30,
                                                                1997 (a)
                                                           -------------------
                                                               (Unaudited)

 Net Asset Value,
   Beginning of Period                                      $           10.00
                                                            -----------------
 Investment Activities:
    Net investment income                                                0.04
    Net realized and unrealized gains (losses)
       from investments                                                  0.08
                                                            -----------------
       Total from Investment Activities                                  0.12
                                                            -----------------
 Net Asset Value,
   End of Period                                            $           10.12
                                                            =================

 Total Return                                                            1.20%(b)

 Ratios/Supplementary Data:
    Net Assets at end of period                             $      24,307,697
    Ratio of expenses to
       average net assets                                                1.62%(c)
    Ratio of net investment income
       to average net assets                                             2.19%(c)
    Ratio of expenses to
       average net assets *                                              2.07%(c)
    Ratio of net investment income
       to average net assets *                                           1.74%(c)

    Portfolio Turnover                                                      - (d)
    Average commision rate paid                                             - (d)

 ------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (a) Period from commencement of operations.

 (b) Not annualized.

 (c) Annualized.

 (d) Refer to AMR Investment Services International Equity Trust Portfolio Financial Highlights.


See notes to financial statements.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(Unaudited)



                                                     Shares          Value
                                                    --------       ---------
                                                     (dollars in thousands)
AUSTRALIA COMMON STOCKS - 4.19%
Australia & New Zealand Banking Group                843,442       $   5,400
Brambles Industries, Limited                         179,000           3,247
Burns Philip and Company, Limited                    400,000             667
CSR, Limited                                         633,000           2,345
Coles Myer, Limited Australian                       323,000           1,574
Davids, Limited                                      688,173             667
GIO Australia Holdings, Limited                      486,509           1,445
Goodman Fielder, Limited                           1,150,000           1,510
News Corporation, Limited                            210,000             970
News Corporation Preferred Rights                    230,000             879
North, Limited                                       136,000             481
Pioneer International, Limited                       960,000           3,167
QBE Insurance Group, Limited                         429,197           2,459
                                                                   ---------
       TOTAL AUSTRALIA COMMON STOCKS                                  24,811
                                                                   ---------

AUSTRIA COMMON STOCKS - 0.88%
Boehler-Uddeholm                                      31,185           2,250
Evn Energie-Versorgung Niederroesterreich AG           3,960             491
Mayr-Melnhof Karton AG                                16,000             758
VA Technologie AG                                     11,000           1,710
                                                                   ---------
       TOTAL AUSTRIA COMMON STOCKS                                     5,209
                                                                   ---------

BELGIUM COMMON STOCKS - 0.41%
GIB Holdings, Limited, NPV                            22,000             955
Solvay Et Cie, NPV                                     2,500           1,498
                                                                   ---------
       TOTAL BELGIUM COMMON STOCKS                                     2,453
                                                                   ---------

CANADA COMMON STOCKS - 1.97%
Anderson Exploration, Limited                        115,000           1,329
Bank of Nova Scotia                                   67,839           2,575
Canadian Imperial Bank of Commerce                   120,000           2,756
IMASCO, Limited                                      119,000           3,240
Noranda, Incorporated                                 70,500           1,488
Oshawa Group, Limited                                 16,700             262
                                                                   ---------
       TOTAL CANADA COMMON STOCKS                                     11,650
                                                                   ---------

DENMARK COMMON STOCKS - 0.98%
Den Danske Bank                                       16,000           1,384
Novo Nordisk AS, "B"                                  10,400           1,029
Teledanmark AS, "B"                                   16,700             803
Unidanmark AS, "A"                                    52,200           2,582
                                                                   ---------
       TOTAL DENMARK COMMON STOCKS                                     5,798
                                                                   ---------

FINLAND COMMON STOCKS - 2.40%
Enso-Gutzeit OY                                      187,000           1,545
Huhtamaki Group 1 Free                                25,000           1,083

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(Unaudited)



                                             Shares        Value
                                            -------       -------
                                            (dollars in thousands)
Merita Bank, Limited                        785,000         2,549
Metsa-Serla OY, "B"                         100,000           749
Nokia OY, "A"                                48,500         3,024
UPM-Kymmene OY                              231,400         5,292
                                                          -------
       TOTAL FINLAND COMMON STOCKS                         14,242
                                                          -------

FRANCE COMMON STOCKS - 7.84%
Adecco SA                                     3,855         1,287
Alcatel Alsthom CG                           43,100         4,793
Axa SA                                       27,542         1,695
Banque Nationale de Paris                    90,500         3,861
Bertrande Faure                              29,500         1,413
Bongrain SA                                   2,370           897
Elf Aquitaine SA                             75,500         7,322
Groupe Danone                                14,700         2,141
La Farge-Coppee SA                           86,208         5,654
Pechiney SA                                  35,858         1,339
Pernod-Ricard                                49,107         2,523
Peugot SA                                     9,100           906
Rhone-Poulenc, "A"                           50,000         1,682
Sa Des Galeries Lafayette                       162            65
Saint Gobain                                 11,739         1,573
Scor SA                                      26,000         1,016
Schneider SA                                 12,600           710
Total Petroleum Company, "B"                 49,900         4,138
Usinor Sacilor                              191,856         2,899
Valeo SA                                      8,350           515
                                                          -------
       TOTAL FRANCE COMMON STOCKS                          46,429
                                                          -------

GERMANY - 5.10%
PREFERRED STOCKS - 0.72%
Herlitz AG                                    8,947           902
Spar Handels AG                               3,400            44
Volkswagen AG                                 6,800         3,338
                                                          -------
       TOTAL GERMANY PREFERRED STOCKS                       4,284
                                                          -------

COMMON STOCKS - 4.38%
BASF AG                                      49,900         1,925
BAYER AG                                    162,925         6,481
Commerzbank AG                              143,000         3,856
Deutsche Bank AG                             36,000         1,900
Hoechst AG                                   29,300         1,150
Karstadt AG                                   6,500         1,951
Mannesmann AG                                 1,940           763
Muenchener Rueckversicherungs AG                300           494
Varta AG (non-income producing)               1,520           233
Veba AG                                      69,200         3,591

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(Unaudited)

                                                          Shares         Value
                                                         -------        -------
                                                         (dollars in thousands)
Viag AG                                                    4,350           1,939
Volkswagen AG                                              2,650           1,680
                                                                       ---------
       TOTAL GERMANY COMMON STOCKS                                        25,963
                                                                       ---------
    TOTAL GERMANY                                                         30,247
                                                                       ---------

HONG KONG COMMON STOCKS - 4.21%
Cheung Kong Holdings, Limited                            235,000           2,063
China Light and Power Company                            789,000           3,555
Dickson Concepts (International), Limited                643,000           2,374
Hang Lung Development Company, Limited                 1,268,000           2,341
Hong Kong Electric Holdings                              308,400           1,091
Hong Kong Telecommunications, Limited                  1,790,400           3,074
HSBC Holdings, Limited                                   114,500           2,897
Hutchinson Whampoa, Limited                              200,000           1,485
National Mutual of Asia, Limited                       1,700,000           1,756
New Asia Realty and Trust Company, Limited               135,000             498
New World Development Company, Limited                   459,000           2,649
Peregrine Investments Holdings, Limited                  550,000             845
Peregrine Investments Holdings, Limited Warrants          55,000               8
Swire Pacific, Limited, "A"                               40,000             309
                                                                       ---------
   TOTAL HONG KONG COMMON STOCKS                                          24,945
                                                                       ---------
IRELAND COMMON STOCKS - 0.50%
Jefferson Smurfit                                      1,199,242           2,936
                                                                       ---------
   TOTAL IRELAND COMMON STOCKS                                             2,936
                                                                       ---------

ITALY - 2.61%
PREFERRED STOCK - 0.17%
Concessioni E Contruzioni Autostrade                     525,000           1,012
                                                                       ---------
        TOTAL ITALY PREFERRED STOCK                                        1,012
                                                                       ---------

COMMON STOCKS - 2.44%
Burgo (Cartiere) SPA                                     220,000           1,217
Danieli Group Risp                                       473,960           1,705
Fiat SPA                                                 700,000           2,310
Instituto Nazionale Delle Assicurazioni                  770,000           1,032
Merloni Elettrodomestici SPA                             185,500             467
Olivetti Ing C, & Co                                     711,000             208
Sasib SPA                                                500,000             929
STET Risp Non Convertible                                550,000           2,601
Telecom Italia, SPA Non Convertible Risp                 110,000             237
Sta Finanziaria Telefonica Torino                      1,015,000           3,765
                                                                       ---------
         TOTAL ITALY COMMON STOCKS                                        14,471
                                                                       ---------
     TOTAL ITALY                                                          15,483
                                                                       ---------

JAPAN COMMON STOCKS - 11.65%
Aisin Seiki Company, Limited                             123,000           1,783

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(Unaudited)

                                                 Shares        Value
                                               -------        -------
                                                (dollars in thousands)

Aoyama Trading Company                          18,000           508
Bridgestone Corporation                         54,000         1,149
Canon, Incorporated                             74,000         1,755
Chudenko Corporation                            28,000           715
Daibiru Corporation                            143,000         1,577
Daicel Chemical                                184,000           693
Daikin Industries                               14,000           110
Dainippon Ink & Chemical                        57,000           213
Daiwa House Industry Company, Limited          166,000         1,857
East Japan Railway Company                         313         1,354
Fuji Photo Film                                193,000         7,376
Hitachi Koki Company, Limited                   70,000           444
Hitachi, Limited                               383,000         3,471
Isuzu Motors, Limited                           67,000           252
KAO Corporation                                180,000         2,099
Kioto Manufacturing Company, Limited           108,000           655
Kirin Brewery Company, Limited                  38,000           329
Matsushita Electric Industrial Company         226,000         3,615
MOS Food Services                               89,000         1,206
NKK Corporation                                461,000           995
Nichicon Corporation                           234,000         2,563
Nichido Fire & Marine Insurance                304,000         1,636
Nintendo Company, Limited                       37,300         2,727
Nippon Fire and Marine Insurance               287,000         1,131
Nippon Telegraph & Telephone Corporation           193         1,361
Promise Company, Limited                        77,000         3,185
Ryosan Company                                  12,000           254
Sekisiu Chemical Company, Limited              332,000         3,192
Shionogi & Company                              36,000           240
Sony Corporation                                88,800         6,465
Sumitomo Marine & Fire Insurance               402,000         2,474
Sumitomo Rubber Industries                     124,000           811
Suzuki Motor Company, Limited                  193,000         2,053
TDK Corporation                                 25,000         1,802
Toyo Seikan Kaisha                             121,000         2,221
Yamanouchi Pharmaceutical                      110,000         2,349
Yamato Kogyo Company, Limited                   35,000           303
Yodogawa Steel Works                           375,000         2,122
                                                             -------
       TOTAL JAPAN COMMON STOCKS                              69,045
                                                             -------

MEXICO COMMON STOCKS - 0.16%
Alfa, SA                                       175,000           945
                                                             -------
       TOTAL MEXICO COMMON STOCKS                                945
                                                             -------

MALAYSIA COMMON STOCKS - 1.19%
Arab Maylasian Finance                         780,000         1,709
Bolton Properties                              909,000         1,441

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(Unaudited)

                                                       Shares         Value
                                                      -------        -------
                                                      (dollars in thousands)

Golden Hope Plantations BHD                            752,000         1,192
Hicom Holdings BHD                                     195,300           432
Kedah Cement Holdings BHD                              729,000         1,133
Malaysian International Shipping Corporation BHD       505,666         1,138
                                                                     -------
       TOTAL MALAYSIA COMMON STOCKS                                    7,045
                                                                     -------

NETHERLANDS COMMON STOCKS - 7.02%
ABN AMRO Holdings NV                                    58,900         4,048
Aegon NV                                                40,000         2,834
Akzo Nobel NV                                           55,030         7,090
Fortis Amev NV                                          76,054         2,869
Hollandshce Beton Groep NV                              15,804         3,432
Internationale Nederlanden Groep NV                    242,845         9,536
Koninklijke Bijenkorf Beheer NV                         17,400         1,148
Phillips Electronics                                   114,900         5,998
Royal PTT Nederland NV                                  76,480         2,717
Unilever NV                                             10,000         1,945
                                                                     -------
       TOTAL NETHERLANDS COMMON STOCKS                                41,617
                                                                     -------

NEW ZEALAND - 1.00%                                       Par
FOREIGN BONDS - 0.01%                                   Amount
Brierley Investments, Limited,                       ---------
  Subordinated Convertible, 9.00%, Due 6/30/1998     $      63            53
                                                                     -------
       TOTAL NEW ZEALAND FOREIGN BONDS                                    53
                                                                     -------

                                                       Shares
COMMON STOCKS - 0.99%                                ---------
Brierley Investments, Limited                        1,400,000         1,233
Fisher & Paykel, Limited                               210,000           754
Fletcher Challenge Paper                               382,500           849
Fletcher Challenge Building                            775,250         2,177
Lion Nathan, Limited                                   355,000           854
                                                                   ---------
       TOTAL NEW ZEALAND COMMON STOCKS                                 5,867
                                                                   ---------
   TOTAL NEW ZEALAND                                                   5,920
                                                                   ---------

NORWAY COMMON STOCKS - 2.14%
Den Norsk Bank, Series A                               462,200         1,668
Kvaerner Industries AS                                  49,789         2,475
Norsk Hydro AS                                          40,000         1,949
Nycomed AS                                             278,500         4,009
Saga Petroleum, Series B Free                          100,000         1,615
Unitor AS                                               80,000           977
                                                                   ---------
       TOTAL NORWAY COMMON STOCKS                                     12,693
                                                                   ---------

SINGAPORE COMMON STOCKS - 0.78%
Hong Kong Land                                         869,149         1,808
Inchcape Berhad                                        275,000           960

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(Unaudited)

                                            Shares         Value
                                          -------        -------
                                           (dollars in thousands)
Sembawang Corporation                      258,000         1,115
Singapore Finance Limited                   27,000            40
Van Der Horst                              240,000           690
                                                         -------
       TOTAL SINGAPORE COMMON STOCKS                       4,613
                                                         -------

SPAIN COMMON STOCKS - 3.76%
Banco Espana Credito SA                      7,000            62
Banco Popular Espanol                        7,000         1,486
Banco De Santander SA                       40,860         3,077
Iberdrola SA                               329,957         3,727
Repsol SA (BR)                             120,100         5,040
Telefonica De Espana                       308,600         7,912
Uralita (non-income producing)             119,250           992
                                                         -------
       TOTAL SPAIN COMMON STOCKS                          22,296
                                                         -------

SWEDEN COMMON STOCKS - 3.20%
Assidoman AB                                48,000         1,202
Astra AB, "B" Free                          20,700           822
Electrolux AB, "B"                          44,100         2,529
Esselte AB, Class "A"                        2,000            43
Esselte AB, Class "B"                       17,000           388
Fastighets AB Tornet                         1,970            21
Marieberg Tidnings                          77,267         1,802
Nordbanken AS                               29,900           918
Pharmacia & Upjohn, Incorporated            24,400           703
Skandia Forsakrings AB                      23,100           668
SKF AB, "B" Free                            97,300         2,108
Sparbanken Sverige AB, "A"                  91,700         1,636
Stora Kopparsbergs Bergslags, "A"           42,100           582
Stora Kopparsbergs Bergslags, "B"           25,800           354
Svedala Industries, "A" Free                90,000         1,652
Svenska Cellulosa, "B" Free                 53,900         1,154
Svenska Handelsbanken, "A"                   3,200            88
Volvo AB                                    90,000         2,266
                                                         -------
       TOTAL SWEDEN COMMON STOCKS                         18,936
                                                         -------

SWITZERLAND COMMON STOCKS - 6.50%
ABB AG                                       1,100         1,333
Ciba Specialty Chemicals AG                  2,453           211
Forbo Holding AG                             3,280         1,322
Holderbank Financial Glarus-B                2,030         1,580
Nestle SA                                    7,065         8,583
Novartis AG                                  5,332         7,028
Schindler Holding AG                         1,110         1,345
SGS Holding SA (Reg)                         4,200         1,633
SGS Holding SA (BR)                            240           497
SIG AG                                       1,540         4,228

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(Unaudited)

                                                Shares         Value
                                               -------        -------
                                                 (dollars in thousands)

Sulzer AG (Reg)                                  1,800           1,240
Sulzer AG (Part Cert)                            4,907           3,377
Swiss Reinsurance Company                        4,316           4,997
Zurich Versicherungs                             3,400           1,117
                                                             ---------
       TOTAL SWITZERLAND COMMON STOCKS                          38,491
                                                             ---------

UNITED KINGDOM COMMON STOCKS - 17.11%
Albert Fisher Group, PLC                       262,500             168
Allied Domecq, PLC                             516,910           3,661
Associated British Foods Group, PLC             42,400             367
Bank of Scotland                               166,700           1,001
Barclays, PLC                                   27,900             520
Barratt Developments, PLC                      350,000           1,474
BAT Industries, PLC                            672,800           5,688
BG, PLC                                      1,150,000           3,340
British Telecommunications                     503,500           3,697
BTR, PLC                                     1,315,600           5,390
Burmah Castrol, PLC                            124,800           2,050
Burton Group, PLC                              335,000             829
Chubb Security                                 167,200           1,215
Coats Viyella, PLC                           1,573,500           3,357
Commercial Union, PLC                          172,500           1,910
Cortaulds, PLC                                 285,000           1,538
Energy Group, PLC                              124,000             981
English China Claylord Group                   139,544             464
Grand Metropolitan, PLC                        500,800           4,193
Hanson, PLC                                    468,500           2,269
Harrisons & Crosfield, PLC                   1,391,800           2,766
Hillsdown Holdings, PLC                      1,013,100           2,984
Hyder, PLC                                     238,000           3,315
Imperial Chemical Industries, PLC               27,000             307
Imperial Tobacco Group                         195,100           1,282
Kwik Save Group, PLC                           198,900             976
Lex Service                                    350,000           2,002
London Pacific Group, PLC                      130,000             451
National Grid Group, PLC                       203,053             736
National Power, PLC                             50,000             433
National Westminster Bank, PLC                 326,400           3,866
Northern Foods, PLC                            500,000           1,700
Peninsular & Orient Steam Company              162,350           1,582
PowerGen, PLC                                  351,790           3,693
Racal Electronics, PLC                         203,300             787
Reckitt & Colman, PLC                          355,527           4,831
Redland, PLC                                   877,900           4,986
Rolls Royce, PLC                               201,400             792
Royal & Sun Alliance Insurance Group           263,200           2,086
Safeway, PLC                                   309,677           1,711

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(Unaudited)

                                                              Shares         Value
                                                             -------        -------
                                                              (dollars in thousands)
Salvesen (Christian), PLC                                    449,977         1,898
Scottish Hydro-Electric, PLC                                  78,750           503
Shell Transportation & Trading Company, PLC                   45,000           796
Southern Electric, PLC                                       109,846           780
Storehouse                                                   109,900           390
Tate & Lyle, PLC                                             276,600         2,062
Tesco, PLC                                                   343,819         1,992
Thames Water Group, PLC                                      189,800         2,086
Unilever, PLC                                                127,300         3,351
WPP Group, PLC                                               300,000         1,229
Wace Group, PLC                                              719,700           882
                                                                         ---------
       TOTAL UNITED KINGDOM COMMON STOCKS                                  101,367
                                                                         ---------

UNITED STATES - 11.65%
FOREIGN SECURITIES DENOMINATED IN U.S.
DOLLARS - 2.31%
Cho Hung Bank GDR                                            405,800         2,201
Dairy Farm International                                     908,000           672
G P Batteries International Limited                          137,000           404
G P Batteries Warrants Expiration 11/15/2000                  34,250            34
Jardine Matheson Holdings, Limited                           797,000         4,384
Jardine Strategic                                          1,325,000         4,505
Jardine Strategic Holdings Warrants                           66,250            24
Telmex ADR                                                    35,000         1,444
                                                                         ---------
       TOTAL FOREIGN SECURITIES DENOMINATED IN
       U.S. Dollars                                                         13,668
                                                                         ---------

                                                               Par
U. S. GOVERNMENT AND AGENCY OBLIGATIONS                       Amount
(NOTE A) - 6.64%                                             -------
Federal Farm Credit Banks, Discount Note, 5.33%,
  Due 5/19/1997                                              $ 3,485         3,475
Federal Home Loan Mortgage Corporation
  Discount Note, 5.36%, Due 5/13/1997                          4,855         4,846
  Discount Note, 5.41%, Due 5/14/1997                          3,005         2,999
  Discount Note, 5.40%, Due 5/15/1997                          5,800         5,787
Federal National Mortgage Association, Discount Note,
  5.40%, Due 5/2/1997                                          5,780         5,778
Student Loan Mortgage Association, Discount Note,
  5.40%, Due 5/7/1997                                          5,800         5,794
U. S. Treasury Bill
  5.13%, Due 5/8/1997                                            329           329
  4.97%, Due 5/15/1997                                         9,185         9,166
  4.71%, Due 6/5/1997                                          1,203         1,197
                                                                           -------
       TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                         39,371
                                                                           -------

SHORT-TERM INVESTMENTS (NOTE B) - 2.70%
Bank of New York, TD,  5.4375%, Due 5/2/1997                   9,000         9,000
Nestle Capital Corporation, CP, 5.525%, Due 5/2/1997           7,000         6,997
                                                                           -------
       TOTAL SHORT-TERM INVESTMENTS                                         15,997
                                                                           -------
   TOTAL UNITED STATES                                                      69,036
                                                                           -------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(Unaudited)

                                              Shares            Value
                                              -------          -------
                                                 (dollars in thousands)

TOTAL INVESTMENTS - 97.25% (COST $492,869)                     576,207
                                                         -------------
OTHER ASSETS, NET OF LIABILITIES - 2.75%                        16,293
                                                         -------------
TOTAL NET ASSETS - 100%                                  $     592,500
                                                         =============


Based on the cost of investments of $493,013 for federal income tax purposes at April 30, 1997, the aggregate gross unrealized appreciation was $102,432, the aggregate gross unrealized depreciation was $19,238, and the net unrealized appreciation of investments was $83,194.

(A) Rates associated with United States Government Bonds represent maturity from time of purchase.

(B) Rates associated with short-term investments represent yield to next reset date.

ABBREVIATIONS:

AB - Company (Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway, Sweden)
BHD - Berhard (Malaysia)
BR - Bearer (Spain, Switzerland)
CG - Company General (France)
CP - Commercial Paper (United States)
GDR - Global Depository Receipt (United States)
NPV - No Par Value (Belgium)
NV - Company (Netherlands)
OY - Company (Finland)
PLC - Public Limited Corporation (UK)
SA - Company (France, Mexico, Spain, Switzerland)
SPA - Company (Italy)
TD - Time Deposit (United States)

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
INDUSTRY DIVERSIFICATION
APRIL 30, 1997
(Unaudited)



                                                      Percent of
                                                      Net Assets
                                                      --------

Basic Industry........................................   29.05%
Capital Goods.........................................    9.66%
Consumer Goods & Services.............................   21.25%
Energy................................................    4.60%
Financing, Insurance & Real Estate....................   18.23%
Transportation........................................    1.25%
Utilities.............................................    3.87%
Short-Term Investments................................    9.34%
Other Assets/Liabilities..............................    2.75%
                                                        ------
                       NET ASSETS.....................  100.00%
                                                        ======

 AMR INVESTMENT SERVICES INTERNATIONAL EQUITY TRUST PORTFOLIO
 STATEMENTS OF ASSETS AND LIABILITIES
 April 30, 1997
 (Unaudited)




ASSETS:                                         (000)
                                                ----
       Investments in securities at value
         (cost - $492,869)..................  $ 576,207
       Cash, including foreign currency.....     21,607
       Unrealized appreciation on foreign
          currency contracts ...............      2,088
       Dividends and interest receivable ...      2,632
       Reclaims receivable .................        618
       Receivable for investments sold .....        246
       Deferred organization costs .........         30
                                              ---------
             TOTAL ASSETS ..................    603,428
                                              ---------
LIABILITIES:
       Payable for investments purchased ...      9,845
       Management and investment advisory
          fees payable (Note 2) ............        777
       Accrued organization costs ..........         33
       Other liabilities ...................        273
                                              ---------
             TOTAL LIABILITIES .............     10,928
                                              ---------
NET ASSETS APPLICABLE TO INVESTORS'
          BENEFICIAL INTERESTS .............  $ 592,500
                                              =========

 AMR INVESTMENT SERVICES INTERNATIONAL EQUITY TRUST PORTFOLIO
 STATEMENT OF OPERATIONS
 Six Months Ended April 30, 1997
 (Unaudited)



 INVESTMENT INCOME:                                                      (000)
                                                                          ---
         Interest income ........................................      $  1,206
         Dividend income (net of foreign taxes of $784) .........         5,539
         Income derived from securities lending, net ............           142
                                                                       --------
             TOTAL INVESTMENT INCOME ............................         6,887
                                                                       --------
EXPENSES:
         Management and investment advisory
           fees (Note 2) ........................................         1,135
         Custodian fees .........................................           218
         Professional fees ......................................            12
         Organizational Costs ...................................             4
         Other expenses .........................................            23
                                                                       --------
              TOTAL EXPENSES ....................................         1,392
                                                                       --------
NET INVESTMENT INCOME ...........................................         5,495
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized gain on investments .......................         6,344
         Net realized loss on foreign currency
            transactions ........................................        (1,371)
         Change in net unrealized appreciation or depreciation of
           investments ..........................................        59,431
         Change in net unrealized depreciation of foreign currency
            contracts and translations ..........................       (28,041)
                                                                       --------
              NET GAIN ON INVESTMENTS ...........................        36,363
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ...................................................        41,858
                                                                       ========

 AMR INVESTMENT SERVICES INTERNATIONAL EQUITY TRUST PORTFOLIO
 STATEMENTS OF CHANGES IN NET ASSETS


                                                           Six Months
                                                             Ended           Year Ended
                                                            April 30,         October 31,
                                                         1997 (Unaudited)        1996
                                                           ---------           ---------


INCREASE IN NET ASSETS: ..........................                     (000)
OPERATIONS:                                                             ---
        Net investment income ....................         $   5,495           $   8,135
        Net realized gain on investments and
           foreign currency transactions .........             4,973              11,172
        Change in net unrealized appreciation or
           depreciation of investments and
           foreign currency translations .........            31,390              30,752
                                                           ---------           ---------
              NET INCREASE IN NET ASSETS
                 RESULTING FROM OPERATIONS .......            41,858              50,059
                                                           ---------           ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
        Contributions ............................           196,875             397,164
        Withdrawals ..............................           (50,729)            (42,727)
                                                           ---------           ---------
              NET INCREASE IN NET ASSETS RESULTING
                 FROM TRANSACTIONS IN INVESTORS'
                 BENEFICIAL INTERESTS ............           146,146             354,437
                                                           ---------           ---------
NET INCREASE IN NET ASSETS .......................           188,004             404,496
                                                           ---------           ---------
NET ASSETS:
    Beginning of period ..........................           404,496                --
                                                           ---------           ---------
    End of Period ................................         $ 592,500           $ 404,496
                                                           =========           =========



 FINANCIAL HIGHLIGHTS:



 RATIOS:
 Expenses to average net assets
   (annualized) .....................                        0.57%              0.56%
 Net investment income to average net
    assets (annualized) .............                        2.27%              2.50%
Portfolio turnover rate .............                           6%                19%
Average commission rate paid ........                      0.0141             0.0192

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997
(UNAUDITED)


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

         The AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. The AMR Investment Services International Equity Portfolio (the "Portfolio") is one of the portfolios of the Trust. The Portfolio commenced active operations on November 1, 1995. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

         AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

         The following is a summary of the significant accounting policies followed by the Portfolio.

         Security Valuation

         Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

         Security Transactions and Investment Income

         Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolio. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

         Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolio includes that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

         Forward Foreign Currency Contracts

         The Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

         Federal Income and Excise Taxes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997
(UNAUDITED) (CONTINUED)


         The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code. Accordingly, no provision for United States federal income or excise tax is necessary.


         Deferred Organization Expenses

         Expenses incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

2.       TRANSACTIONS WITH AFFILIATES

         Management Agreement

         The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Portfolio are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolio. Management fees are paid as follows (dollars in thousands):

                                                                       Amount paid to Investment             Net Amount paid to
      Management Fee Rate                  Management Fee                       Advisors                           Manager
      -------------------                  --------------                       --------                           -------
          .25% - .90%                          $1,135                             $893                              $242

         Other

         Certain officers or trustees of the Portfolio are also officers of the Manager or American. The Portfolio makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Portfolio compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the period ended April 30, 1997, the cost of air transportation was not material to the Portfolio.

3.       INVESTMENT TRANSACTIONS

         The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended April 30, 1997 were $146,613,000 and $26,221,000, respectively.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997
(UNAUDITED) (CONTINUED)


4.       COMMITMENTS

         In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At April 30, 1997, the Portfolio had outstanding forward foreign currency contracts as follows:

Contracts to Deliver
(amounts in thousands)                       Settlement                               Unrealized
                                                 Date             Value               Gain/(Loss)
                                            ------------        ----------            ----------
                   3,500    AUD                 1/12/98           $ 2,734               $     1
                   1,246    DEM                 5/5/97                720                     0
                  10,000    DEM                 6/19/97             5,796                 1,075
                 300,000    ESP                 12/2/97             2,064                   246
                  34,000    FRF                 6/19/97             5,849                   949
                  21,700    FRF                 6/19/97             3,733                   524
                  18,500    SEK                 9/16/97             2,372                   420
                                                                ----------            ----------
Total contracts to deliver
(Receivable amount $26,483)                                       $23,268               $ 3,215
                                                                ==========            ==========

Contracts to Receive
(amounts in thousands)
                  10,000    DEM                 6/19/97           $ 5,796               $(1,113)
                     135    GBP                 5/1/97                219                    (1)
                      53    GBP                 5/2/97                 86                     0
                      13    GBP                 5/6/97                 22                     0
                     378    HKD                 5/1/97                 49                     0
                     256    IEP                 5/1/97                384                   (13)
                   1,402    NLG                 5/5/97                720                     0
                                                                ----------            ----------
Total contracts to receive
(Payable amount $8,403)                                           $ 7,276               $(1,127)
                                                                ==========            ==========

5.       SECURITIES LENDING

         The Portfolio participates in a securities lending program under which securities are loaned to selected institutional investors for a fee. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. At April 30, 1997, securities with a market value of approximately $82,376,000 were loaned by the Portfolio. The non-cash collateral for these loans totaled $5,197,000 and the cash collateral totaled $81,479,000.